Fees Summary	Aug. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,540,000.00
Total Fee Amount	626.97
Total Offset Amount	0.00
Net Fee	$ 626.97
Offering Table N/A
Offset Table N/A	N/A